Credit Risk - Summary of Balances with Other Banco Santander Companies (Detail) - Santander UK Group Holdings plc [member] - GBP (£) £ in Billions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 4.0	£ 4.7
Financial liabilities	3.9	5.2
Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.8	2.7
Financial liabilities	2.5	4.0
UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.2	2.0
Financial liabilities	1.2	1.0
Uruguay [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.2	0.2
Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.8	2.7
Financial liabilities	2.6	4.1
Banks [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.8	2.7
Financial liabilities	2.4	3.9
Banks [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0
Financial liabilities	0.0
Banks [member] | Uruguay [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.2	0.2
Other Financial Institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.2	2.0
Financial liabilities	1.3	1.1
Other Financial Institutions [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0
Financial liabilities	0.1	0.1
Other Financial Institutions [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.2	2.0
Financial liabilities	1.2	£ 1.0
Other Financial Institutions [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0
Corporate counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0
Financial liabilities	0.0
Corporate counterparty [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0
Financial liabilities	0.0
Corporate counterparty [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0
Financial liabilities	0.0
Corporate counterparty [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	£ 0.0